Investment Strategy - iShares A.I. Innovation and Tech Active ETF	Apr. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity securities issued by U.S. and non‑U.S. artificial intelligence (“A.I.”) companies, technology companies and technology-related companies. Investments in derivatives are counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities. Fund management focuses on A.I. innovation by seeking to invest in companies that, as determined by Fund management in its discretion, meet current or forecasted revenue or net income thresholds or are projected to be future market leaders in the enablement, development, utilization and/or deployment of A.I. technology or products or services that leverage A.I. technology. Fund management has developed a proprietary framework to map companies to one or more of the following interconnected layers of an A.I. stack: A.I. power; accelerated computing; cloud infrastructure; A.I. models; data; data tools/infrastructure software; A.I. applications; and A.I. services and solutions. Fund management’s investment process includes, but is not limited to, direct engagement with company management, examination of corporate strategies and vision, and development of proprietary forecasts modeling expected outcomes.
Technology or technology-related companies may include companies operating in any industry including, but not limited to, software, IT consulting, IT services, interactive home entertainment, interactive media and services, networking equipment, telecom services, communications equipment, technology hardware, storage and peripherals, electrical equipment, electronic equipment, instruments and components, semiconductors and semiconductor equipment, consumer finance, and interactive media and services. Technology-related companies include those that, for example, are using technology to innovate or disrupt a different industry or are developing an application that is being used by a technology company.
Because the Fund’s 80% policy is measured in aggregate across A.I., technology and technology-related companies, at a given time the Fund may have less than 80% of its net assets invested in either A.I. or technology or technology-related companies.
BFA determines, in its discretion, whether a company is an A.I., technology or technology-related company.
The Fund may invest in companies of any market capitalization located anywhere in the world, including companies located in emerging markets. Equity securities in which the Fund may invest include common stocks, preferred stocks, warrants, depositary receipts, and equity interests in real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”). The Fund may also purchase convertible securities. The Fund may invest in shares of companies through initial public offerings (“IPOs”).
The Fund may, when consistent with the Fund’s investment objective, buy or sell options or futures on a security or an index of securities and may buy options on a currency or a basket of currencies, or enter into foreign currency transactions, including swaps (including total return swaps, some of which may be known as contracts for difference) (collectively, commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of currency for another party’s obligation to pay or its right to receive another type of currency in the future or for a period of time. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques. The Fund may not enter into derivative transactions that create economic leverage.
The Fund may also use forward foreign currency exchange contracts (obligations to buy or sell a currency at a set rate in the future).
The Fund will concentrate its investments in companies operating in one or more industries within the technology group of industries. The Fund may not invest more than 20% of its net assets in the securities of a single issuer.
The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.
The Fund is classified as non‑diversified under the Investment Company Act of 1940, as amended (the ”Investment Company Act”).

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal market conditions, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity securities issued by U.S. and non‑U.S. artificial intelligence (“A.I.”) companies, technology companies and technology-related companies.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
Under normal market conditions, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity securities issued by U.S. and non‑U.S. artificial intelligence (“A.I.”) companies, technology companies and technology-related companies. Investments in derivatives are counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities. Fund management focuses on A.I. innovation by seeking to invest in companies that, as determined by Fund management in its discretion, meet current or forecasted revenue or net income thresholds or are projected to be future market leaders in the enablement, development, utilization and/or deployment of A.I. technology or products or services that leverage A.I. technology. Fund management has developed a proprietary framework to map companies to one or more of the following interconnected layers of an A.I. stack: A.I. power; accelerated computing; cloud infrastructure; A.I. models; data; data tools/infrastructure software; A.I. applications; and A.I. services and solutions. Fund management’s investment process includes, but is not limited to, direct engagement with company management, examination of corporate strategies and vision, and development of proprietary forecasts modeling expected outcomes.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Investments in derivatives are counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities.